Finance Lease Receivables, Net - Summary of Future Minimum Lease Payments Receivable (Detail)	Dec. 31, 2018 CNY (¥)
Capital Leases, Future Minimum Payments Receivable, Fiscal Year Maturity [Abstract]
2019	¥ 1,204,782,706
2020	968,958,607
2021	595,717,150
Thereafter	48,493
Total	¥ 2,769,506,956